Subsequent Events	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
11.	SUBSEQUENT EVENTS

(a)

The Company agreed on May 14, 2024, to convert $300,000, which as of that date of all the outstanding principal on the Credit line Promissory Note of the Company held by TII Jet Services LDA, a related party, (the “Holder”). The conversion was made pursuant to the terms of a Conversion Agreement dated May 14, 2024, which provided that the conversion of $300,000 of principal and $4,922 of accrued interest would be made at a price of $4.00 per share, resulting in the Company issuing on May 14, 2024, a total of 76,230 shares of common stock at the conversion price of $4.00 per share. On May 22, 2024, the Conversion Agreement was amended allowing the lender to purchase an additional 152,460 shares of common stock at a rate of two warrants per converted share, with an exercise price of $6.43 per share and a term of five years from the conversion date (May 14, 2024).

12.	SUBSEQUENT EVENTS

(a)	In February and April 2024, the Company received proceeds of $300,000 from its Credit Line Facility.

(b)	On March 20, 2024, 390,000 options to purchase shares of the Company’s common stock were issued to executive officers and employees at prices of $2.37-$2.61 per share. The options vest immediately and expire three years from the date of issuance. The fair value of the options issued amounted to $450,000.

(c)	On March 20, 2024, our Board of Directors adopted an amendment to the Company’s Employee Stock Option Plan (the “Plan”) increasing the number of shares of common stock subject to the Plan (as of March 20, 2024, 875,000 shares) to 1,400,000 shares (the “Amendment”). The Company will submit the Amendment to the Plan to our stockholders for adoption and approval at the 2025 Annual Meeting. If the Amendment is not approved by stockholders within one year of adoption, the increase in shares subject to the Plan will be void, together with any options issued following March 20,2024, in the period pending approval of the Plan by our stockholders.

(d)	On April 19, 2024, the Company completed an $8,400,000 equity financing with European investors (the “Offering”) of 2,100,000 units (“Units”), at a price of $4.00 per Unit, each Unit consisting of one share of common stock (“Shares”) and a Warrant to purchase two Shares of common stock, the Warrants having an initial exercise price of $6.43, are exercisable by payment of the exercise price in cash only and expire April 19,2029, five years from the date of issuance (“Warrants”). The Offering was made solely to investors residing outside the United States and was not registered under the Security Act of 1933, as amended, (the “Security Act”), or the securities law of any jurisdiction, including outside the United States, but was made privately by the Company pursuant to the exemptions from registration provided in the SEC’s Regulation S and other exemptions under the Securities Act.